Right of use assets and Lease liabilities (Details3) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		$ 602,553,419	$ 417,065,011
Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	504,573,662	329,109,316
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		42,461,404	45,632,973
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		32,134,911	33,070,356
Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		10,326,493	12,562,617
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		7,480,235	27,358,459
0 to 3 months | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,689,539	1,606,706
0 to 3 months | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,373,828	1,249,278
0 to 3 months | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		315,711	357,428
3 months to 1 year
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		65,586,809	56,343,676
3 months to 1 year | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		4,415,461	4,159,639
3 months to 1 year | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		3,560,811	3,607,819
3 months to 1 year | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		854,650	551,820
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		121,912,557	109,989,926
Over 1 year to 3 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		7,687,792	7,511,780
Over 1 year to 3 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		5,960,765	5,489,862
Over 1 year to 3 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,727,027	2,021,918
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		127,561,253	32,554,045
Over 3 years to 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		4,724,806	4,494,247
Over 3 years to 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		3,404,844	2,942,997
Over 3 years to 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,319,962	1,551,250
Over 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		280,012,565	190,818,905
Over 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		23,943,806	27,860,601
Over 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		17,834,663	19,780,400
Over 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		$ 6,109,143	$ 8,080,201

[1]	View current and non-current book value in Note 7– Financial Instruments.